Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Loss per share
Summary of loss per share

	6 months ended	6 months ended
	June 30,	June 30,
	2023	2022
	£ 000	£ 000
Net loss for the period	(11,770)	(17,021)
	£	£
Basic and diluted loss per share	(0.06)	(0.10)
	No. of shares	No. of shares
Weighted average issued shares	185,639,462	178,329,218